Note 12 - Basic and Diluted Loss Per Share - Earnings Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Net loss attributable to shareholders of Evaxion A/S	$ (7,707)	$ (10,567)	$ (22,125)
Weighted-average number of ordinary shares outstanding (in shares)	320,406,391	53,644,483	27,335,829
Loss per share before and after dilution (in dollars per share)	$ (0.02)	$ (0.2)	$ (0.81)